Annual Fund Operating Expenses - Pinnacle Multi-Strategy Core Fund	Jan. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2027
Pinnacle Multi-Strategy Core Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.76%
Acquired Fund Fees and Expenses	0.31%	[1]
Expenses (as a percentage of Assets)	2.32%
Fee Waiver or Reimbursement	(0.52%)	[2]
Net Expenses (as a percentage of Assets)	1.80%	[3]
Pinnacle Multi-Strategy Core Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.76%
Acquired Fund Fees and Expenses	0.31%	[1]
Expenses (as a percentage of Assets)	3.07%
Fee Waiver or Reimbursement	(0.52%)	[2]
Net Expenses (as a percentage of Assets)	2.55%	[3]
Pinnacle Multi-Strategy Core Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.75%
Acquired Fund Fees and Expenses	0.31%	[1]
Expenses (as a percentage of Assets)	2.06%
Fee Waiver or Reimbursement	(0.51%)	[2]
Net Expenses (as a percentage of Assets)	1.55%	[3]

[1]	Acquired Fund Fees and Expenses are the estimated indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s adviser, Pinnacle Family Advisors, LLC, (the “Adviser”), has contractually agreed to waive management fees and to make payments to limit Fund expenses until August 1, 2027 so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.49%, 2.24% and 1.24% of average daily net assets attributable to Class A, C and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years within three years after the fees have been waived or reimbursed if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. In addition, the fees and expenses shown in the table above and in the Expense Example that follows include the Fund’s share of the fees and expenses of an affiliated fund in which the Fund invests. However, to avoid charging duplicative fees, the Adviser voluntarily waives and/or reimburses the Fund’s Management Fee with respect to the amount of its net assets invested in such underlying affiliated fund. During the fiscal year ended September 30, 2025, the amount waived and/or reimbursed by the Adviser with respect to investments in the underlying affiliated fund was 0.12% for Class I shares and 0.11% for Class A and Class C shares. The amount of this waiver/reimbursement will fluctuate depending on the Fund’s daily allocations to the underlying affiliated fund.